Submission	Dec. 19, 2024
Submission [Line Items]
Central Index Key	0001167419
Registrant Name	Riot Platforms, Inc.
Registration File Number	333-281454
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES